UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4314

                      (Investment Company Act File Number)


                          Intermediate Municipal Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  5/31/07


                Date of Reporting Period:  Quarter ended 2/28/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERMEDIATE MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                  MUNICIPAL BONDS-96.6%
                  ALABAMA--2.1%
  $ 1,000,000     Alabama State Public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125%       $   1,036,990
                  (FSA INS), 11/1/2014
    1,000,000     Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds        1,060,160
                  (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020
    1,000,000     Courtland, AL IDB, Environmental Improvement Refunding Revenue Bonds, 5.00% (International Paper         1,046,680
                  Co.), 11/1/2013
                     TOTAL                                                                                                 3,143,830
                  ALASKA--2.8%
    4,000,000     Alaska State Housing Finance Corp., General Mortgage Revenue Bonds (Series A), 5.65% (MBIA               4,090,440
                  Insurance Corp. INS), 12/1/2012
                  ARIZONA--4.4%
      750,000     Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.),             780,375
                  4/1/2019
    1,800,000     Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-          1,902,960
                  1), 5.50%, 5/1/2012
    2,200,000     Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds (Series 1999A-          2,329,866
                  1), 5.60%, 5/1/2013
    1,420,000     Show Low, AZ IDA, Hospital Revenue Bonds, 5.00% (Navapache Regional Medical Center)/(Radian Asset        1,505,640
                  Assurance INS), 12/1/2025
                     TOTAL                                                                                                 6,518,841
                  ARKANSAS--1.1%
    1,000,000     Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.),              1,023,610
                  1/1/2021
      535,000     Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.),                   543,924
                  10/1/2017
                     TOTAL                                                                                                 1,567,534
                  CALIFORNIA--0.2%
      290,000     California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I),            307,174
                  4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014
                  COLORADO--0.7%
       45,000     Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017                                           45,182
    1,000,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00%               1,063,940
                  (Evangelical Lutheran Good Samaritan Society), 6/1/2016
                     TOTAL                                                                                                 1,109,122
                  CONNECTICUT--1.6%
    2,240,000     Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.00% (Eastern Connecticut Health                  2,374,602
                  Network)/(Radian Asset Assurance INS), 7/1/2025
                  DISTRICT OF COLUMBIA--2.9%
    1,000,000     District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/                   1,051,380
                  (AMBAC INS), 10/1/2012
    3,000,000     District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS),                 3,170,940
                  10/1/2017
                     TOTAL                                                                                                 4,222,320
                  FLORIDA--0.7%
      120,000     Lee County, FL, HFA, SFM Revenue Bonds (Series 1998A-2), 6.30% (GNMA Home Mortgage Program COL),           121,136
                  3/1/2029
      885,000     St. Johns County, FL, IDA, Health Care Revenue Refunding Bonds (Series 2007), 5.00% (Vicar's               929,489
                  Landing), 2/15/2017
                     TOTAL                                                                                                 1,050,625
                  GEORGIA--1.4%
    1,035,000     Cartersville, GA Development Authority, Waste & Wastewater Facilities Refunding Revenue Bonds,           1,085,260
                  5.10% (Anheuser-Busch Cos., Inc.), 2/1/2012
       55,000     Municipal Electric Authority of Georgia, (Series Y), 6.40% (Escrowed In Treasuries COL)/                    57,657
                  (Original Issue Yield: 6.45%), 1/1/2009
        5,000     Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40% (United States Treasury             5,242
                  COL), 1/1/2009
      940,000     Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40%, 1/1/2009                         984,011
                     TOTAL                                                                                                 2,132,170
                  IDAHO--0.1%
      155,000     Idaho Housing Agency, SFM Revenue Bonds (Series D-2) Subordinate Bonds, 5.25%, 7/1/2011                    156,011
                  ILLINOIS--5.4%
      300,000     Chicago, IL Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue          312,990
                  Yield: 5.25%), 12/1/2013
    1,000,000     Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original        1,046,980
                  Issue Yield: 5.55%), 7/1/2013
    1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of                   1,064,570
                  Technology), 4/1/2019
    1,000,000     Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (Newman Foundation at the                 1,051,080
                  University of Illinois)/(Radian Asset Assurance INS), 2/1/2027
      560,000     Illinois Health Facilities Authority, Revenue Bonds, 5.70% (Advocate Health Care Network)/                 574,840
                  (Original Issue Yield: 5.75%), 8/15/2011
    1,980,000     Illinois Health Facilities Authority, Revenue Bonds, 5.70% (Advocate Health Care Network)/(United        2,037,479
                  States Treasury PRF 8/15/2007@102)/(Original Issue Yield: 5.75%), 8/15/2011
    1,260,000     Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Advocate Health         1,319,711
                  Care Network)/(United States Treasury PRF 8/15/2009@100)/(Original Issue Yield: 5.75%), 8/15/2011
      500,000     Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75%           531,965
                  (Original Issue Yield: 6.85%), 6/1/2010
                     TOTAL                                                                                                 7,939,615
                  INDIANA--1.8%
      500,000     Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs                 536,230
                  (Marathon Oil Corp.) Mandatory Tender 12/2/2011
    2,000,000     Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2005A), 5.00%                2,135,300
                  (Community Health Network)/(AMBAC INS), 5/1/2022
                     TOTAL                                                                                                 2,671,530
                  IOWA--0.7%
    1,000,000     Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A),            1,042,670
                  5.25% (Care Initiatives), 7/1/2016
                  KANSAS--0.0%
       40,000     Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL),            40,828
                  12/1/2016
                  KENTUCKY--1.4%
    2,000,000     Murray, KY, Hospital Facilities Refunding Revenue Bonds (Series 2007), 4.60% (Murray-Calloway            2,018,100
                  County Public Hospital Corp.)/(Original Issue Yield: 4.65%), 8/1/2022
                  LOUISIANA--0.7%
    1,000,000     De Soto Parish, LA Environmental Improvement Authority, PCRBs (Series 2002A), 5.00%                      1,037,950
                  (International Paper Co.), 10/1/2012
                  MASSACHUSETTS--0.9%
    1,250,000     Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds, 5.45% (Waste         1,338,075
                  Management, Inc.), 6/1/2014
                  MICHIGAN--9.1%
    1,000,000     Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco           1,103,010
                  Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018
      500,000     Delta County, MI Economic Development Corp., Environmental Improvement Revenue Refunding Bonds             558,810
                  (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100)/(Original Issue
                  Yield: 6.25%), 4/15/2027
    1,025,000     Michigan Municipal Bond Authority, Revenue Bonds, 5.875% (Drinking Water Revolving Fund)/(United         1,108,640
                  States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 5.875%), 10/1/2017
      415,000     Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea            430,824
                  Community Hospital), 5/15/2025
    4,000,000     Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10%               4,104,800
                  (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013
    5,000,000     Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health         5,332,600
                  Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011
      650,000     Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019           683,156
                     TOTAL                                                                                                13,321,840
                  MINNESOTA--1.1%
    1,500,000     Todd Morrison Cass & Wadena Counties United Hospital District, MN, GO Health Care Facility               1,560,510
                  Revenue Bonds (Series 2004), 5.00% (Lakewood Health System), 12/1/2021
                  MISSOURI--0.2%
      130,000     Missouri State Environmental Improvement & Energy Authority, Refunding Revenue Bonds, 6.00%,               130,250
                  1/1/2016
      155,000     Missouri State Housing Development Commission, SFM Loan Revenue Bonds (Series 1998B), 5.20%,               155,595
                  9/1/2012
                     TOTAL                                                                                                   285,845
                  NEVADA--0.8%
    1,100,000     Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender               1,158,619
                  3/1/2013
                  NEW HAMPSHIRE--0.7%
    1,000,000     New Hampshire Higher Educational & Health Facilities Authority, Healthcare System Revenue Bonds          1,046,180
                  (Series 2004), 5.00% (Covenant Health Systems), 7/1/2014
                  NEW JERSEY--4.1%
      500,000     New Jersey EDA, Revenue Bonds (Series 2004), 5.625% (NJ Dedicated Cigarette Excise Tax),                   524,565
                  6/15/2019
      400,000     New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.00%                 412,916
                  (Children's Specialized Hospital)/(Original Issue Yield: 5.01%), 7/1/2024
    2,000,000     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series        2,263,000
                  2006A), 5.25%, 12/15/2020
    3,000,000     Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1),           2,890,470
                  4.625% (Original Issue Yield: 4.85%), 6/1/2026
                     TOTAL                                                                                                 6,090,951
                  NEW YORK--6.3%
    1,500,000     Hempstead, NY IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American         1,540,320
                  Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010
    1,000,000     New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.50% (Lycee Francais de New         1,071,730
                  York Project)/(American Capital Access INS), 6/1/2015
    1,000,000     New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association),         1,095,900
                  1/1/2020
    4,500,000     New York City, NY, UT GO Bonds (Series 1999G), 6.00% (Escrowed In Treasuries COL), 10/15/2007            4,566,240
      920,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue               934,692
                  Yield: 4.83%), 6/1/2022
                     TOTAL                                                                                                 9,208,882
                  NORTH CAROLINA--1.5%
    1,000,000     North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series              1,069,010
                  2003A), 5.50%, 1/1/2012
    1,000,000     North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS),               1,185,140
                  1/1/2018
                     TOTAL                                                                                                 2,254,150
                  OHIO--5.1%
    1,000,000     Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.00% (Ohio        1,038,630
                  Presbyterian Retirement Services)/(Original Issue Yield: 5.10%), 7/1/2026
    3,195,000     Lucas County, OH HDA, Hospital Revenue Refunding Bonds (Series 1996), 5.50% (ProMedica Healthcare        3,263,245
                  Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008
    1,000,000     Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives)/(United States Treasury        1,076,130
                  PRF 9/1/2011@100), 9/1/2016
    1,000,000     Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00%                  1,023,430
                  (Cleveland Electric Illuminating Co.), 12/1/2013
    1,000,000     Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster),          1,059,670
                  9/1/2020
                     TOTAL                                                                                                 7,461,105
                  PENNSYLVANIA--10.4%
      385,000   1 Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo            389,766
                  PIT LLC Project), 9/1/2009
    2,750,000     Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran          2,871,550
                  Social Ministries), 1/1/2027
    1,000,000     New Wilmington, PA Municipal Authority, College Revenue Bonds, 5.30% (Westminster                        1,010,880
                  College)/(Original Issue Yield: 5.40%), 3/1/2018
    1,000,000     Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015                  1,032,660
    1,210,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75%            1,300,157
                  (UPMC Health System), 1/15/2012
    1,200,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00%            1,248,024
                  (Philadelphia University), 6/1/2015
      500,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.50% (Philadelphia               542,610
                  University), 6/1/2020
    5,000,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds          5,116,400
                  (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012
    1,605,000     Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie                1,747,283
                  Healthcare System, PA), 12/1/2012
                     TOTAL                                                                                                15,259,330
                  RHODE ISLAND--0.6%
      805,000     Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation                  828,393
                  Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance INS), 7/1/2010
                  SOUTH CAROLINA--0.7%
    1,000,000     Beaufort County, SC School District, GO, 5.50%, 3/1/2016                                                 1,035,710
                  TENNESSEE--5.4%
      500,000     Clarksville, TN Natural Gas Acquisition Corp., Gas Revenue Bonds (Series 2006), 5.00%, 12/15/2021          550,695
    1,000,000     Metropolitan Government Nashville & Davidson County, TN, GO UT, 5.125% (United States Treasury           1,040,490
                  PRF 5/15/2009@101)/(Original Issue Yield: 5.125%), 11/15/2017
    4,000,000     Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50% (United States                4,215,560
                  Treasury PRF 4/1/2010@100), 4/1/2017
      500,000     Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25%           538,350
                  (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2010
      500,000     Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25%           547,930
                  (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2011
    1,000,000     Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25%         1,114,950
                  (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012
                     TOTAL                                                                                                 8,007,975
                  TEXAS-11.0%
    1,000,000     Alliance Airport Authority Inc., TX, Special Facilities Refunding Revenue Bonds, 4.85% (FedEx            1,024,110
                  Corp.), 4/1/2021
    1,000,000     Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013                               1,042,930
    2,000,000     Bexar County, Health Facilities Development Corp., Refunding Revenue Bonds (Series 2007), 5.00%          2,083,520
                  (Army Retirement Residence Foundation), 7/1/2027
    1,000,000     Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy Co. LLC),         1,091,420
                  Mandatory Tender 4/1/2013
      500,000     Carroll, TX ISD, GO UT Refunding Bonds (Series A), 5.00% (PSFG GTD)/(Original Issue Yield:                 505,905
                  5.02%), 2/15/2016
    1,000,000     Cass County, TX IDC, Enviromental Improvement Refunding Revenue Bonds, 4.80% (International Paper        1,014,070
                  Co.), 3/1/2025
    1,000,000     El Paso, TX, GO LT (Series 1998), 5.125% (FGIC INS)/(Original Issue Yield: 5.25%), 8/15/2015             1,021,110
    1,000,000     Fort Worth, TX Water & Sewer, Revenue Bonds, 5.75% (United States Treasury PRF 2/15/2010@100),           1,058,470
                  2/15/2017
    2,000,000     North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.50% (Children's              2,165,900
                  Medical Center of Dallas)/(AMBAC INS), 8/15/2017
      500,000     Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Co. LLC),                512,595
                  5/1/2028
    1,000,000     Sabine River Authority, TX, PCR Revenue Refunding bonds (Series 2001A), 5.50% TOBs (TXU Energy           1,033,160
                  Co. LLC), Mandatory Tender 11/1/2011
    1,000,000     San Antonio, TX Water System, Revenue Refunding Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016          1,080,640
    2,500,000   2 Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien Gas Supply Revenue Bonds (Series           2,508,750
                  2006B), 4.287%, 12/15/2026
                     TOTAL                                                                                                16,142,580
                  UTAH--1.5%
    1,050,000     Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20%          1,118,261
                  (United States Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020
    1,000,000     Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.),           1,058,140
                  Mandatory Tender 11/1/2011
                     TOTAL                                                                                                 2,176,401
                  VIRGINIA--2.8%
    1,000,000     Chesapeake, VA IDA, PCRBs, 5.25% (Virginia Electric & Power Co.), 2/1/2008                               1,000,620
    2,000,000     Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention             2,042,000
                  Center Expansion Project), 6/15/2008
    1,000,000     Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (Original Issue Yield: 5.301%),             1,049,780
                  6/1/2019
                     TOTAL                                                                                                 4,092,400
                  WASHINGTON--2.8%
    1,000,000     Clark County, WA, GO UT Refunding Bonds, 5.25%, 6/1/2015                                                 1,035,980
    2,000,000     Washington State Public Power Supply System, Nuclear Project No. 2 Refunding Revenue Bonds               2,015,840
                  (Series 1997A), 6.00% (Energy Northwest, WA)/(Escrowed In Treasuries COL), 7/1/2007
    1,000,000     Washington State, GO UT (Motor Vehicle Fuel Tax, Series 1998B), 5.00% (Original Issue Yield:             1,009,960
                  5.20%), 1/1/2017
                     TOTAL                                                                                                 4,061,780
                  WISCONSIN--3.6%
    1,000,000     Menomonee Falls, WI Sewage System, (Series A) Revenue Bonds, 5.65% (United States Treasury PRF           1,003,430
                  5/1/2007@100)/(Original Issue Yield: 5.70%), 5/1/2016
    1,000,000     Milwaukee County, WI, (Series A), 5.00%, 10/1/2016                                                       1,051,810
      980,000     Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan HealthCare), 8/15/2014          1,083,410
    1,000,000     Wisconsin State HEFA, Revenue Bonds (Series 2005), 5.10% (Vernon Memorial Healthcare,                    1,030,070
                  Inc.)/(Original Issue Yield: 5.15%), 3/1/2025
    1,000,000     Wisconsin State Transportation, (Series A), 5.50% (United States Treasury PRF                            1,057,970
                  7/1/2010@100)/(Original Issue: 5.50%), 7/1/2015
                     TOTAL                                                                                                 5,226,690
                     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $137,181,735)                                                141,980,778
                  SHORT-TERM MUNICIPALS--2.6%4
                  ALASKA--2.2%
    1,915,000     Valdez, AK Marine Terminal, (Series 2001) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD),         1,915,000
                  3.630%, 3/1/2007
    1,400,000     Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD),        1,400,000
                  3.630%, 3/1/2007
                     TOTAL                                                                                                 3,315,000
                  CALIFORNIA--0.2%
      250,000     Metropolitan Water District of Southern California, (Series 2001 B-1), Weekly VRDNs (Dexia Credit          250,000
                  Local LIQ), 3.520%, 3/1/2007
                  PENNSYLVANIA--0.2%
      300,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs            300,000
                  (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. and WestLB AG (GTD) LIQs),
                  3.640%, 3/1/2007
                     TOTAL SHORT-TERM MUNICIPALS (AT COST)                                                                 3,865,000
                  OTHER--1.1%
    1,000,000 1,3 GMAC Municipal Mortgage Trust, Pfd., (Series A-2), 4.80%, 10/31/2040                                     1,022,270
      500,000 1,3 GMAC Municipal Mortgage Trust, Pfd., (Series B-2), 5.50%, 10/31/2040                                       518,725
                     TOTAL OTHER (IDENTIFIED COST $1,500,000)                                                              1,540,995
                     TOTAL INVESTMENTS --- 100.3%                                                                        147,386,773
                     (IDENTIFIED COST $142,546,735)5
                     OTHER ASSETS AND LIABILITIES --- NET --- (0.3)%                                                       (377,841)
                     TOTAL NET ASSETS --- 100%                                                                         $ 147,008,932

Securities that are subject to the federal alternative minimum tax (AMT) represent 7.3% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $1,930,761, which represented 1.3% of total net assets.

2    Underlying security in inverse floater structure.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At
     February 28, 2007, these liquid restricted securities amounted to $1,540,995, which represented 1.0% of total net assets.

4    Current rate and next reset date shown for Variable Rate Demand Notes.

5 At February 28, 2007, the cost of investments for federal tax purposes was $140,536,781. The net unrealized appreciation of investments for federal tax purposes was $4,849,992. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,884,049 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,057.

    Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for investments in other open-end regulated investment companies, based on net asset value;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at February 28, 2007 is as follows:

SECURITY                                       ACQUISITION       ACQUISITION
                                               DATE                     COST
Allegheny County, PA IDA, Cargo
Cargo Facilities Lease Revenue
Bonds (Series 1999), 6.00% (AFCO Cargo
PIT LLC Project), 9/1/2009                     9/23/1999            $385,000

    The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 COL   --Collateralized
 COPs  --Certificates of Participation
 EDA   --Economic Development Authority
 FGIC  --Financial Guaranty Insurance Company
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 HDA   --Hospital Development Authority
 HEFA  --Health and Education Facilities Authority
 HFA   --Housing Finance Authority
 HFDC  --Health Facility Development Corporation
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 IDC   --Industrial Development Corporation
 IDRBs --Industrial Development Revenue Bonds
 INS   --Insured
 ISD   --Independent School District
 LIQ   --Liquidity Agreement
 LT    --Limited Tax
 PCR   --Pollution Control Revenue
 PCRBs --Pollution Control Revenue Bonds
 PRF   --Prerefunded
 PSFG  --Permanent School Fund Guarantee
 SFM   --Single Family Mortgage
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes








ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS



SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  INTERMEDIATE MUNICIPAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007